Cover Page	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 15, 2024
Entity Registrant Name	Cable One, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36863
Entity Tax Identification Number	13-3060083
Entity Address, Postal Zip Code	85012
City Area Code	602
Local Phone Number	364-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CABO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001632127
Amendment Flag	true
Amendment Description	This Form 8-K/A amends Form 8-K filed 10/16/2024 for 10/15/2024 event.
Entity Address, State or Province	AZ
Entity Address, City or Town	Phoenix
Entity Address, Address Line One	210 E. Earll Drive